Operating Segments Information - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of operating segments [line items]
Operating revenue	$ 670,872,643	$ 21,831,196	$ 569,997,133	$ 476,978,710
Customer One [member]
Disclosure of operating segments [line items]
Operating revenue	$ 0		$ 0	$ 0
Percentage of entity's revenue	10.00%	10.00%	10.00%	10.00%
Packaging and EMS segments [member] | Customer One [member]
Disclosure of operating segments [line items]
Operating revenue	$ 198,858,465	$ 6,471,151	$ 158,624,032	$ 145,952,908